ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended
Mar. 31, 2013
Accounts Payable And Accrued Expenses Tables
Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following:

	March 31,	December 31,
	2013	2012
Accounts payable	$97,512	$159,118
Accrued officers’ salary	75,000	75,000
Accrued interest	96,583	75,408
Accrued payroll taxes	57,850	57,850
Customer deposits	-	10,000
	$326,945	$377,376